Earnings and Loss per Share - Summary of Earnings and Loss per Share (Detail) - EUR (€) € / shares in Units, € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Earnings per share [abstract]
Net profit/(loss):	€ (24,610)	€ (13,980)	€ (44,357)	€ 71,682
Basic	€ (0.32)	€ (0.22)	€ (0.58)	€ 1.12
Diluted	€ (0.32)	€ (0.22)	€ (0.58)	€ 1.11
Weighted average shares outstanding:
Basic	77,311,053	64,915,600	76,994,713	63,932,449
Diluted	77,311,053	64,915,600	76,994,713	64,477,256